UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:              |x|; Amendment Number:1

This  Amendment  (Check  only  one):  |x|  is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:    Stillwater Capital Advisors, LLC

Address: 200 W. Lancaster Avenue
         Wayne, PA 19087


13F File Number: 028-13804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas A. Swope
Title:   Chief Compliance Officer
Phone:   (610) 848-6745


Signature, Place and Date of Signing:


/s/ Douglas A. Swope             Wayne, PA		      May 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:     48

Form 13F Information Table Value Total:  $131,851
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

						Stillwater Capital Advisors, LLC
								FORM 13F
							September 30, 2010


															Voting Authority
								Value		Shares/	Sh/	Put/	Invstmt	Other
Name of Issuer			Title of class	CUSIP		(x$1000)	Prn Amt	Prn	Call	Dscretn	Managers	Sole	Shared	None

Adobe Systems Inc		COM		00724f101	3239	123850	SH			Sole			123850
American Electric Power Inc	COM		025537101	2346	64740	SH			Sole			64740
Apple Inc			COM		037833100	8088	28505	SH			Sole			28505
AT&T Inc			COM		00206r102	3670	128330	SH			Sole			128330
Bristol-Myers Squibb Co		COM		110122108	4205	155125	SH			Sole			155125
Celgene Corp			COM		151020104	4694	81473	SH			Sole			81473
Centurylink Inc			COM		156700106	4946	125330	SH			Sole			125330
Chevron Corp			COM		166764100	276	3403	SH			Sole			3403
Cisco Systems Inc		COM		17275r102	3785	172818	SH			Sole			172818
Citigroup Inc			COM		172967101	783	200337	SH			Sole			200337
CVS Caremark Corporation	COM		126650100	4110	130614	SH			Sole			130614
Entergy Corp			COM		29364g103	2039	26645	SH			Sole			26645
Exelon Corp			COM		30161n101	981	23040	SH			Sole			23040
Exxon Mobil Corp		COM		30231g102	3792	61373	SH			Sole			61373
General Electric Co		COM		369604103	4464	274727	SH			Sole			274727
Honeywell Intl Inc		COM		438516106	4614	105017	SH			Sole			105017
Intel Corp			COM		458140100	4203	218930	SH			Sole			218930
International Business Machine	COM		459200101	3894	29026	SH			Sole			29026
Johnson & Johnson		COM		478160104	4580	73918	SH			Sole			73918
JPMorgan Chase & Co		COM		46625h100	4405	115743	SH			Sole			115743
Kimberly Clark Corp		COM		494368103	4482	68894	SH			Sole			68894
Kraft Foods Inc Cl A		COM		50075n104	3735	121020	SH			Sole			121020
McDonalds Corp			COM		580135101	5732	76928	SH			Sole			76928
Meritor Savings Bank PA		COM		590007100	64	26743	SH			Sole			26743
PepsiCo Inc			COM		713448108	4798	72212	SH			Sole			72212
Pfizer Inc			COM		717081103	4374	254770	SH			Sole			254770
PG&E Corp			COM		69331c108	2260	49765	SH			Sole			49765
PolyMedix Inc			COM		73174c100	51	59845	SH			Sole			59845
PPL Corp			COM		69351t106	3983	146270	SH			Sole			146270
Procter & Gamble Co		COM		742718109	4064	67772	SH			Sole			67772
Schlumberger Ltd		COM		806857108	3028	49155	SH			Sole			49155
United Parcel Service Inc Cl B	COM		911312106	1546	23187	SH			Sole			23187
United Technologies Corp	COM		913017109	4418	62024	SH			Sole			62024
Verizon Communications Inc	COM		92343v104	5688	174546	SH			Sole			174546
iShares Tr Consumer Goods Inde	CONS GOODS IDX	464287812	905	15262	SH			Sole			15262
iShares Tr Consumer Services I	CONS SRVC IDX	464287580	857	14026	SH			Sole			14026
iShares Tr DJ US Energy		DJ US ENERGY	464287796	1345	41542	SH			Sole			41542
iShares Tr DJ US Financial Sec	DJ US FINL SEC	464287788	1060	20366	SH			Sole			20366
iShares Tr DJ US Healthcare	DJ US HEALTHCR	464287762	1336	21118	SH			Sole			21118
iShares Tr DJ US Telecom	DJ US TELECOM	464287713	465	21341	SH			Sole			21341
iShares Tr DJ US Utilities	DJ US UTILS	464287697	329	4318	SH			Sole			4318
iShares Tr Index DJ US Industr	DJ US INDUSTRL	464287754	816	14125	SH			Sole			14125
iShares Tr Index DJ US Tech Se	DJ US TECH SEC	464287721	1682	29083	SH			Sole			29083
iShares Tr Russell 1000 Value	RUSSELL 1000VAL	464287598	483	8185	SH			Sole			8185
Vanguard Index Funds Growth ET	GROWTH ETF	922908736	203	3700	SH			Sole			3700
Vanguard Tax-Managed Fund Euro	EUROPE PAC ETF	921943858	332	9625	SH			Sole			9625
WisdomTree Trust DEFA Fund	DEFA FD		97717w703	355	7850	SH			Sole			7850
WisdomTree Trust Mid Cap Div F	MIDCAP DIVI FD	97717w505	342	7300	SH			Sole			7300
REPORT SUMMARY 	48	DATA RECORDS	131851		0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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